SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Cost of Assets to Residual Values Over Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Computer and other office equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years